Voyage Expenses and Vessel Operating Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Voyage expenses:
Commissions	$ 4,440	$ 4,816	$ 4,421
Bunkers	4,726	2,601	1,753
Port expenses	3,593	892	259
Other	2,406	1,971	457
Total	15,165	10,280	6,890
Vessel operating expenses:
Crew costs and related costs	43,699	37,342	31,788
Insurance expense	5,035	5,772	5,004
Spares, repairs, maintenance and other expenses	12,731	11,688	11,521
Stores and lubricants	7,937	8,203	7,790
Management fees (Note 4)	11,491	10,661	11,219
Vetting, insurances, spares and repairs (Note 4)	138	205	489
Other operating expenses	5,114	3,632	2,522
Total	$ 86,145	$ 77,503	$ 70,333